Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents [abstract]
Cash at bank and on hand - non restricted	$ 588,690	$ 223,867
Cash at bank and on hand - restricted	279,811	338,928
Cash and cash equivalents	868,501	562,795	$ 631,542	$ 669,387
U.S. Dollar [Member]
Cash and cash equivalents [abstract]
Cash and cash equivalents	575,567	313,678
Euro [Member]
Cash and cash equivalents [abstract]
Cash and cash equivalents	196,431	181,961
South African Rand [Member]
Cash and cash equivalents [abstract]
Cash and cash equivalents	40,561	47,679
Mexico, Peso [Member]
Cash and cash equivalents [abstract]
Cash and cash equivalents	23,570	64
Algerian Dinar [Member]
Cash and cash equivalents [abstract]
Cash and cash equivalents	21,114	9,301
Others [Member]
Cash and cash equivalents [abstract]
Cash and cash equivalents	$ 11,258	$ 10,176